TRADE RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
TRADE RECEIVABLES

5. TRADE RECEIVABLES

The following table provides the percentage of total trade receivables attributable to a single customer that accounted for 10% or more of the Company’s outstanding receivables:

	As of	As of
	September 30, 2025	December 31, 2024
Customer A	38%	3%
Customer B	15%	47%
Customer C	-%	12%

Related party receivables

As of September 30, 2025, and December 31, 2024, the Company had related party receivables of $0 and $17,000 respectively.

5. TRADE RECEIVABLES

	For the Year Ended		For the Year Ended
	December 31, 2024		December 31, 2023
	Trade Receivables	Percentage of	Total Receivables	Percentage of
	by Major	Total Trade	by Major	Total Trade
	Customer	Receivables	Customer	Receivables
Customer A	$346,000	47%	$342,000	35%
Customer C	$91,000	12%	$179,000	18%

Related party receivables

As of December 31, 2024, and 2023, the Company had related party receivables of $17,000 and $0, respectively.